MEMBER MANAGEMENT FEES PAYABLE (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sellings and Marketing Expense [Member]
Member management fees	¥ 27,892	¥ 25,259	¥ 57,373